DISPOSAL OF ASSETS - Summary of disposals (Details) - Brazil - Hydroelectric $ in Millions	1 Months Ended
Jun. 30, 2022 USD ($)
Carrying value of net assets held for sale
Carrying value of net assets held for sale	$ 90
Loss on disposal, net of transaction costs	$ 0